Unaudited Interim Condensed Consolidated Balance Sheets		May 31, 2026 USD ($)	May 31, 2026 HKD ($)	Nov. 30, 2025 HKD ($)
Current assets:
Cash and cash equivalents		$ 9,712,629	$ 76,113,990	$ 67,468,223
Accounts receivable, net		775,225	6,075,132	2,370,437
Prepayments and other receivables		155,735	1,220,429	2,653,771
Due from related parties, net		1,757,426	13,772,246	21,264,851
Escrow receivable
Total current assets		12,401,015	97,181,797	93,757,282
Non-current assets:
Property and equipment, net		2,015	15,790	27,018
Right-of-use assets		53,438	418,775	666,475
Deposit and prepayment				500,000
Deferred tax assets		66,724	522,888	440,388
Goodwill		46,627	365,399
Total non-current assets		168,804	1,322,852	1,633,881
Total assets		12,569,819	98,504,649	95,391,163
Current liabilities:
Accruals and other payables		207,461	1,625,789	899,753
Contract liabilities
Bank borrowings		64,955	509,029	501,522
Operating lease liabilities		53,438	418,775	499,296
Taxes payables		199,689	1,564,880	1,536,569
Total current liabilities		525,543	4,118,473	3,437,140
Non-current liabilities:
Bank borrowings, net of current portion		159,347	1,248,737	1,505,343
Operating lease liabilities, net of current portion				167,179
Total non-current liabilities		159,347	1,248,737	1,672,522
Total liabilities		684,890	5,367,210	5,109,662
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Additional paid-in capital		20,848,187	163,378,901	104,594,842
Shares subscription receivable		(8,886,170)	(69,637,353)	(10,852,353)
Accumulated deficit		(81,462)	(638,393)	(3,468,920)
Accumulated other comprehensive income		3,944	30,912	5,501
Total shareholders’ equity		11,884,929	93,137,439	90,281,501
Total liabilities and shareholders’ equity		12,569,819	98,504,649	95,391,163
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares, value	[1]	295	2,314	2,314
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares, value		$ 135	$ 1,058	$ 117

[1]

*	Number of shares divided as 450,000,000 Class A ordinary shares with a par value of US$0.00001 per share (the “Class A Ordinary Shares”) and 50,000,000 class B ordinary shares with a par value of US$0.00001 per share (the “Class B Ordinary Shares”), were approved by the board of directors on November 27, 2024. The Company, for good and valuable consideration, planned to repurchase 1,500,000 shares of the Majority Shareholder’s Class A Ordinary Shares and 1,500,000 Class B Ordinary Shares to the Majority Shareholder. The company completed the Class A and Class B share re- designation in February 2025.

*	In June 2025, the company issued 15,000,000 Class A ordinary shares in a private placement financing for aggregate gross proceeds of approximately US$ 3,922,500. The issuance was accounted for as an equity financing transaction, with par value recorded as share capital and the excess over par value recorded as additional paid-in capital. The net proceeds were used for general corporate purposes. As of the reporting date, the company has not yet received investment proceeds amounting to US$1,333,650 (equivalent to HK$10,385,133).

*	In July 2025, the company issued 2,625,000 Class A ordinary shares to certain consultants and one employee pursuant to the company’s 2025 Stock Incentive plan. The grant date fair value of the Company’s Class A ordinary shares was US$1.205 per share, determined with reference to the quoted closing market price on the grant date. The shares were issued to eligible participants at subscription price of US$0.3 per share. The difference between the grant date fair value and the subscription price represents share based compensation in accordance with ASC718. As of the reporting date, the company has not yet received investment proceeds amounting to US$60,000 (equivalent to HK$467,220).

*	On January 15, 2026, the company’s board of directors approved a reverse stock split of the Company’s issued and outstanding ordinary shares at a ratio of one-for-twenty (1:20). The reverse stock split became effective on February 17, 2026. All share and per share amounts, including the number of shares outstanding, earnings per share, and other per share data, have been retrospectively adjusted for all periods presented to reflect the reverse stock split. In connection with the reverse stock split, the authorized share capital was proportionally adjusted to 22,500,000 Class A ordinary shares and 2,500,000 Class B ordinary shares, each with a par value of US$0.0002 per share, effective February 17, 2026.

*	On March 31, 2026, the Company’s shareholders approved a resolution to increase the Company’s authorized share capital to a maximum of 10,000,000,000 shares, each with a par value of US$0.0002, divided into 9,800,000,000 Class A ordinary shares, 190,000,000 Class B ordinary shares and 10,000,000 Class C ordinary shares. As of May 31, 2026, the Company had no Class C ordinary shares issued and outstanding. Each Class C ordinary share is entitled to 500 votes per share.

*	On April 29, 2026, the company issued 600,000 Class B ordinary shares, par value US$0.0002 per share, for a purchase price of US$12.5 per share. The gross proceeds from this offering are US$7,500,000. Subsequent to interim period, the Company received subscription proceeds of US$7,500,000 related to the 600,000 Class B ordinary shares.